Transactions with Related Parties, Loan Agreements (Details) $ in Thousands												1 Months Ended	5 Months Ended	6 Months Ended
	Aug. 22, 2017 USD ($)	Jun. 22, 2017 USD ($) Installment	May 24, 2017 USD ($)	Apr. 10, 2017 shares	Mar. 28, 2017 USD ($) Payment	Dec. 21, 2016 shares	Dec. 14, 2016 USD ($)	Dec. 13, 2016 shares	Nov. 23, 2016 shares	Oct. 04, 2016 USD ($) Payment	Aug. 10, 2016 shares	Dec. 31, 2016 USD ($)	Jun. 27, 2017 shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2017 USD ($)	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Proceeds from draw down														$ 18,000	$ 0
Issuance of common stock (in shares) | shares				125,000		1,300,000		10,000,000	1,305,000		1,180,000		2,782,136
Balance outstanding												$ 208,798		220,624
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Face amount										$ 4,150							$ 12,800
Proceeds from draw down												$ 12,800
Number of bullet payments | Payment										1
Percentage of net offering proceeds required to be paid upon completion of public offering										25.00%
Prepayment necessary upon delivery of M/V Knightship										$ 1,900
Prepayment necessary to decrease margin on variable rate										$ 5,000
Prepayment made upon delivery of M/V Knightship							$ 1,900
Prepayment made upon completion of public offering							5,000
Mandatory prepayment made based on percentage of net offering proceeds							3,430
Voluntary prepayment made							$ 1,570
Balance outstanding														$ 5,900
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Minimum [Member]
Loan Agreement [Abstract]
Maturity date														Feb. 28, 2018
Number of months maturity date can be extended from final drawdown date														14 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date														Feb. 28, 2019
Number of months maturity date can be extended from final drawdown date														26 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate							7.00%							9.00%
Decrease in margin on variable rate if prepayment is made							2.00%			2.00%
Increase in margin on variable rate if maturity date is extended										1.50%
Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Loan Agreement [Abstract]
Number of bullet payments | Payment					1
Borrowing capacity					$ 47,500
Advance to partly refinance settlement agreement																$ 18,000
Term of variable rate														3 months
Number of months repayment of loan is due after final drawdown date														14 months
Borrowing capacity available														$ 18,000
Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate					7.00%
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreement [Abstract]
Maturity date														May 24, 2018
Proceeds from draw down			$ 16,200
Number of payments to repay principal | Installment		2
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date														May 24, 2019
Borrowing capacity			$ 16,200
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due September 29, 2017 [Member] | Subsequent Event [Member]
Loan Agreement [Abstract]
Installment payment	$ 4,750
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due May 24, 2018 [Member]
Loan Agreement [Abstract]
Installment payment		$ 11,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate		7.00%
Increase in margin on variable rate if maturity date is extended		1.50%